Business developments	12 Months Ended
Dec. 31, 2023
Business developments and subsequent events
3 Business developments and subsequent events
Business developments
Acquisition by UBS and related developments
On June 12, 2023, the acquisition of Credit Suisse Group AG (the former parent company of Credit Suisse AG) by UBS Group AG (UBS) was consummated. The acquisition of Credit Suisse Group AG resulted in changes that had significant impacts on Credit Suisse’s US GAAP results in 2023. These acquisition-related effects included fair valuation adjustments, impairments of internally developed software, integration costs, acquisition-related compensation expenses, the write-down of intangible assets and other acquisition-related adjustments.
The acquisition resulted in changes in exit strategies and principal markets as well as changes of intent in connection with UBS’s plans for underlying positions or portfolios. The effect of these changes were fair valuation adjustments of CHF 3.9 billion in 2023, including from asset reclassifications to held-for-sale and certain specific equity impairments.
As a result of the acquisition, a detailed review of internally developed software applications and an assessment of their fair value have been performed reflecting the usability and useful life for UBS. Following this assessment, which included a number of applications that were found to be overlapping with UBS systems, an impairment of CHF 1.8 billion was recorded in 2023.
2023 was further impacted by certain compensation-related developments in connection with the acquisition. Total operating expenses included amounts identified by Credit Suisse as integration costs, which were defined as expenses that were temporary, incremental and directly related to the integration of UBS and Credit Suisse, of CHF 2.3 billion. The integration costs primarily related to compensation costs of internal staff and contractors substantially dedicated to integration activities and certain retention awards granted during the period as well as costs relating to the termination of certain real estate leases. As a result of the alignment of certain Credit Suisse processes to those of UBS, including the variable incentive framework, acquisition-related compensation expenses were CHF 0.2 billion.
In the third quarter of 2023, UBS established a Non-core and Legacy business division, which includes Credit Suisse positions and businesses not aligned with UBS’s strategy and policies. UBS is actively reducing the assets and liabilities of its Non-core and Legacy business division in order to reduce operating costs and financial resource consumption. Incremental costs or losses may arise in connection with the reduction of such assets and liabilities. UBS aims to substantially complete the integration of Credit Suisse into UBS by the end of 2026. Also, as part of the integration of Credit Suisse, UBS plans to simplify the legal structure, including planned mergers of Credit Suisse AG with UBS AG and Credit Suisse (Schweiz) AG with UBS Switzerland AG.
In December 2023, the Board of Directors of UBS Group AG approved the merger of UBS AG and Credit Suisse AG. Following approvals from their respective Boards, both entities entered into a definitive merger agreement. The completion of the legal merger is subject to regulatory approvals and is expected to occur by the end of the second quarter of 2024. UBS also expects to complete the transition to a single US intermediate holding company in the second quarter of 2024 and the planned merger of UBS Switzerland AG and Credit Suisse (Schweiz) AG in the third quarter of 2024.
Litigation provisions
In 2023, net litigation provisions of CHF 1.4 billion were recorded, mainly related to developments including settlements and new information in a number of previously disclosed legal matters.
> Refer to “Note 38 - Litigation” for further information.
Goodwill impairment
Credit Suisse reported goodwill impairment charges of CHF 2.3 billion in 2023, mostly recognized in Wealth Management and in Asset Management.
> Refer to “Note 19 - Goodwill” for further information.
Compensation
On April 5, 2023, the Swiss Federal Council instructed the Swiss Federal Department of Finance to cancel or reduce the outstanding variable remuneration for the top three levels of management at Credit Suisse. Under US GAAP accounting guidance, the nature of such a cancellation of deferred compensation required an acceleration of deferred compensation expense in 2023 for the outstanding share-based portion of the compensation awards, with a corresponding credit to shareholders’ equity, and for the smaller impact from the cancellation of cash-based awards, a credit to the income statement for previously accrued expenses. The net impact of these cancellations and reductions of variable remuneration on Credit Suisse’s compensation expenses in 2023 was CHF 90 million.
Furthermore, 2023 included the cancellation of the prior-year contingent capital awards (CCA), resulting in a credit of CHF 408 million recognized in deferred compensation.
Write-down of additional tier 1 capital notes
In March 2023, FINMA ordered that former Credit Suisse Group’s outstanding amount of additional tier 1 capital notes of nominal value of approximately CHF 16 billion and a fair value of approximately CHF 15 billion be written down to zero. Subsequently, the Bank recorded a gain of approximately CHF 14.1 billion from the write-down of such additional tier 1 capital notes, which was recognized in other revenues.
Liquidity developments
Following the legal close of the acquisition of Credit Suisse Group AG by UBS, Credit Suisse became part of the overall UBS liquidity and funding management. Credit Suisse now leverages the market access of UBS and engages in secured and unsecured intercompany transactions to facilitate funding between entities.
The SNB granted Credit Suisse access to liquidity facilities, including Emergency Liquidity Assistance (ELA), Emergency Liquidity Assistance Plus (ELA+) and the Public Liquidity Backstop (PLB), which has provided liquidity support to Credit Suisse, a portion of which was supported by default guarantees provided by the Swiss government. The improved liquidity situation and the ability to transfer funding between the UBS and Credit Suisse entities have allowed Credit Suisse to continue to repay the various liquidity facilities. All loans under the PLB were fully repaid by Credit Suisse Group AG as of the end of May 2023. Credit Suisse AG fully repaid the ELA+ loans as of August 10, 2023. Following a comprehensive review with UBS of the funding situation, Credit Suisse voluntarily terminated the PLB agreement with the SNB and the Federal Department of Finance as of August 11, 2023. As of December 31, 2023, Credit Suisse (Schweiz) AG had a total of CHF 38 billion outstanding under the ELA facility, which is fully collateralized by Swiss mortgages.
Credit Suisse is reliant on funding from UBS, which has provided a letter of support that confirms its intent to keep Credit Suisse AG in good standing and in compliance with its regulatory capital, liquidity requirements as well as debt covenants and to fully support its operating, investing and financing activities through at least March 28, 2025, or a merger with UBS AG, if earlier.
Outflows in assets under management
At the Credit Suisse level, net asset outflows in 2023 were CHF 107 billion or 8% of assets under management as of the end of 2022.
Securitized Products Group
In 2023, Credit Suisse completed the sale of a significant part of the Securitized Products Group (SPG) (Apollo transaction) to entities and funds managed by affiliates of Apollo Global Management (collectively, Apollo). In connection with the initial closing of this transaction, Credit Suisse and Apollo entered into various ancillary agreements related to the transaction, including an investment management agreement, certain financing arrangements and a transition services agreement. In the first quarter of 2023, Credit Suisse recognized a pre-tax gain of USD 0.8 billion as a result of the Apollo transaction.
> Refer to “Subsequent events” for further information.
CS First Boston
In April 2023, Credit Suisse Group AG and M. Klein & Co LLC mutually agreed to terminate the acquisition of The Klein Group, LLC (i.e., the investment banking business of M. Klein & Co. LLC) by Credit Suisse Group AG considering UBS’s acquisition of Credit Suisse Group AG.
Subsequent events
On March 22, 2024, following a comprehensive review with UBS of the funding situation, Credit Suisse (Schweiz) AG repaid loans drawn under the ELA facility, reducing the amount of loans outstanding under the ELA from CHF 38 billion to CHF 19 billion as of that date.
In March 2024, Credit Suisse has entered into agreements with Apollo to conclude the investment management agreement under which Atlas SP Partners (Atlas) has managed Credit Suisse’s retained portfolio of assets of the former SPG. Following this agreement, the assets previously managed by Atlas will be managed in UBS’s Non-core and Legacy. The parties have also agreed to conclude the transition services agreement under which Credit Suisse has provided services to Atlas. In addition, Credit Suisse AG has entered into an agreement to transfer to Apollo approximately USD 8 billion of senior secured asset-based financing. As part of the loan transfer, Credit Suisse AG will extend a one-year USD 750 million swingline facility to the borrowers under the transferred financing facilities. Credit Suisse AG is expected to recognize a net loss of around USD 0.9 billion from the conclusion of the investment management agreement and assignment of the loan facilities.